TAXES ON INCOME - Deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Deferred income taxes
Deferred taxes	$ 577	$ 470	$ 640
Deferred tax income (expenses)	107	65
Carryforward tax losses
Deferred income taxes
Deferred taxes	41	49
Deferred tax income (expenses)	(8)	(18)
Employee benefits and other liabilities
Deferred income taxes
Deferred taxes	199	153
Deferred tax income (expenses)	46	25
Share-based compensation
Deferred income taxes
Deferred taxes	337	268
Deferred tax income (expenses)	$ 69	$ 58